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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08553

Evergreen International Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for six of its series, Evergreen Emerging Markets Growth Fund, Evergreen Global Large Cap Equity Fund, Evergreen Global Opportunities Fund, Evergreen International Equity Fund, Evergreen Intrinsic World Equity Fund and Evergreen Precious Metals Fund, for the quarter ended January 31, 2009. These series have October 31 fiscal year end.

Date of reporting period: January 31, 2009

Item 1 – Schedule of Investments

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 92.6%
CONSUMER DISCRETIONARY 7.0%
Automobiles 0.9%
Astra International	Indonesia	2,395,000	$2,680,912

Hotels, Restaurants & Leisure 1.8%
Genting Berhad	Malaysia	2,508,500	2,536,141
Resorts World Berhad	Malaysia	4,200,000	2,586,766

			5,122,907

Media 2.9%
Astro All Asia Networks plc	United Kingdom	2,311,500	1,361,787
Grupo Televisa SA de CV, ADR	Mexico	506,500	7,085,935

			8,447,722

Multiline Retail 0.9%
Lojas Americanas SA	Brazil	550,000	1,515,851
Lojas Renner SA	Brazil	150,000	915,462

			2,431,313

Textiles, Apparel & Luxury Goods 0.5%
Texwinca Holdings, Inc.	Bermuda	3,350,000	1,436,291

CONSUMER STAPLES 11.8%
Beverages 4.0%
Companhia de Bebidas das Americas, ADR	Brazil	35,000	1,427,650
Lotte Chilsung Beverage Co., Ltd. *	South Korea	3,500	2,189,732
Thai Beverage plc	Thailand	29,000,000	3,730,102
Tsingtao Brewery Co., Ltd.	China	2,134,000	4,058,594

			11,406,078

Food & Staples Retailing 1.6%
C.P. 7- Eleven Public Co., Ltd.	Thailand	14,069,400	4,505,426

Food Products 3.3%
Astra Argo Lestari	Indonesia	1,368,500	1,272,080
Lotte Confectionery Co., Ltd. *	South Korea	5,200	4,551,268
Tiger Brands, Ltd.	South Africa	150,000	2,061,142
Universal Robina Corp. +	Philippines	10,500,000	1,562,053

			9,446,543

Household Durables 0.2%
Brascan Residential Properties - Sao Paulo Exchange	Brazil	650,000	557,904
Brascan Residential Properties	Brazil	258,956	5,584

			563,488

Household Products 1.4%
Hindustan Lever, Ltd.	India	750,000	4,016,650

Personal Products 0.7%
Natura Cosmeticos SA	Brazil	250,000	2,145,784

Tobacco 0.6%
Gudang Garam +	Indonesia	4,000,000	1,866,489

ENERGY 12.9%
Oil, Gas & Consumable Fuels 12.9%
Cairn Energy plc *	India	300,110	987,520
CNOOC, Ltd., ADR	Hong Kong	35,000	3,011,400

1

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
Kazmunaigas Exploration and Production, GDR	Kazakhstan	30,000	$380,157
OAO Gazprom, ADR	Russia	390,000	5,062,756
OAO LUKOIL, ADR	Russia	127,000	4,165,248
Oil & Natural Gas Corp., Ltd.	India	180,000	2,396,092
PetroChina Co., Ltd., ADR	China	46,500	3,430,305
Petroleo Brasileiro SA, ADR	Brazil	230,000	4,955,902
Petroleo Brasileiro SA, ADR - Frankfurt Exchange	Brazil	160,000	4,192,000
PTT Exploration & Production plc	Thailand	750,000	2,060,218
PTT Public Co.	Thailand	300,000	1,411,008
Reliance Industries, Ltd., GDR 144A	India	8,000	426,115
Reliance Industries, Ltd., GDR	India	42,000	2,237,104
Sasol, Ltd., ADR	South Africa	60,000	1,593,000

			37,195,859

FINANCIALS 14.3%
Commercial Banks 9.2%
Banco Bradesco SA, ADR	Brazil	157,500	1,409,625
Banco do Brasil SA	Brazil	445,000	2,725,469
Bangkok Bank	Thailand	700,000	1,467,285
Bank Hapoalim, Ltd. *	Israel	1,550,000	2,797,899
First Financial Holding Co., Ltd.	Taiwan	4,775,204	2,058,117
Grupo Financiero Banorte SA de CV, Ser. O	Mexico	1,231,136	1,627,302
ICICI Bank, Ltd., ADR	India	212,100	3,495,408
KB Financial Group Inc., ADS *	South Korea	120,000	3,103,200
KB Financial Group, Inc. *	South Korea	52,687	1,377,729
Metropolitan Bank & Trust Co.	Philippines	2,100,000	1,003,950
Sberbank	Russia	4,953,000	2,296,488
Shinhan Financial Group Corp., Ltd. *	South Korea	43,620	880,290
Standard Bank Group, Ltd.	South Africa	335,560	2,312,611

			26,555,373

Diversified Financial Services 1.9%
Ayala Corp.	Philippines	403,243	1,637,240
Yuanta Financial Holding Co., Ltd.	Taiwan	10,090,500	3,757,502

			5,394,742

Insurance 1.6%
Cathay Financial Holding Co., Ltd.	Taiwan	4,830,343	4,753,395

Real Estate Management & Development 1.6%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	205,000	727,750
KLCC Property Holdings	Malaysia	3,387,900	2,715,354
Sao Carlos Empreendimentos E. Participacoes SA	Brazil	258,900	1,126,720

			4,569,824

HEALTH CARE 1.8%
Pharmaceuticals 1.8%
Guangzhou Pharmaceutical Co., Ltd.	China	2,918,000	888,131
Teva Pharmaceutical Industries, Ltd., ADR	Israel	100,000	4,145,000

			5,033,131

2

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 6.2%
Air Freight & Logistics 0.8%
Sinotrans, Ltd.	China	15,000,000	$2,394,793

Commercial Services & Supplies 0.7%
104 Corp. +	Taiwan	1,055,000	1,921,553

Industrial Conglomerates 2.5%
Far Eastern Textile, Ltd.	Taiwan	4,160,572	2,557,964
Sime Darby Berhad	Malaysia	2,386,237	3,607,962
SM Investments Corp.	Philippines	218,216	872,552

			7,038,478

Machinery 0.6%
First Tractor Co., Ltd.	China	4,500,000	994,312
Tata Motors, Ltd., ADR	India	200,000	808,000

			1,802,312

Professional Services 0.6%
51job, Inc., ADR * +	Cayman Islands	250,696	1,639,552

Transportation Infrastructure 1.0%
Sichuan Expressway Co., Ltd. * +	China	18,000,000	2,987,793

INFORMATION TECHNOLOGY 13.9%
Computers & Peripherals 1.1%
ASUSTeK Computer, Inc.	Taiwan	2,309,382	2,101,894
Avermedia Technologies, Inc.	Taiwan	1,561,275	1,022,089

			3,123,983

Electronic Equipment, Instruments Components 0.8%
Hon Hai Precision Industry Co., Ltd.	Taiwan	387,333	671,311
Johnson Electrical Holdings, Inc.	Bermuda	7,000,000	1,475,438

			2,146,749

Internet Software & Services 2.7%
KTHitel Co., Ltd. *	South Korea	300,000	1,232,467
SINA Corp. *	Cayman Islands	326,100	6,672,006

			7,904,473

IT Services 1.1%
Infosys Technologies, Ltd., ADR	India	120,000	3,187,200

Semiconductors Semiconductor Equipment 8.2%
MediaTek, Inc.	Taiwan	199,980	1,443,864
Realtek Semiconductor Corp.	Taiwan	1,737,450	1,882,627
Samsung Electronics Co., Ltd.	South Korea	32,500	11,303,182
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	2,752,960	3,326,966
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	Taiwan	384,254	2,897,275
United Microelectronics Corp.	Taiwan	13,077,092	2,870,434

			23,724,348

MATERIALS 9.0%
Chemicals 0.4%
ICL-Israel Chemicals, Ltd.	Israel	180,000	1,227,453

3

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 1.1%
Pretoria Portland Cement Co., Ltd.	South Africa	230,724	$662,197
Ultratech Cement, Ltd.	India	300,000	2,377,476

			3,039,673

Metals & Mining 7.5%
Anglo Platinum, Ltd.	South Africa	43,405	1,777,096
AngloGold Ashanti, Ltd., ADR Þ	South Africa	43,367	1,244,199
Companhia Vale do Rio Doce, ADR	Brazil	360,936	5,092,807
Companhia Vale do Rio Doce, ADR - Frankfurt Exchange	Brazil	310,000	3,763,400
Compania de Minas Buenaventura SA, ADR	Peru	100,000	1,884,000
Gold Fields, Ltd., ADR	South Africa	300,000	3,153,000
Grupo Mexico SA de CV	Mexico	3,316,114	1,836,175
Impala Platinum Holdings, Ltd.	South Africa	189,904	2,176,258
JSC MMC Norilsk Nickel Group, ADR	Russia	177,484	731,325

			21,658,260

TELECOMMUNICATION SERVICES 15.0%
Diversified Telecommunication Services 6.2%
China Telecom Corp., Ltd.	China	9,504,000	3,447,706
China Unicom, Ltd.	Hong Kong	1,734,199	1,603,369
China Unicom, Ltd., ADR	Hong Kong	265,606	2,440,919
KT Corp., ADR *	South Korea	486,500	6,874,245
PT Telekomunikasi Indonesia, ADR	Indonesia	138,164	3,027,173
Telefonica Data Argentina SA * + ☐	Argentina	2,800	0
Telefonica de Argentina SA, ADR	Argentina	46,400	371,200

			17,764,612

Wireless Telecommunication Services 8.8%
America Movil SA de CV, Ser. L, ADR	Mexico	195,000	5,559,450
Bharti Airtel, Ltd. *	India	210,000	2,685,653
China Mobile, Ltd.	Hong Kong	420,000	3,788,589
Mobile TeleSystems, ADR	Russia	70,000	1,491,000
MTN Group, Ltd.	South Africa	274,932	2,605,784
SK Telecom Co., Ltd.	South Korea	13,720	2,047,013
SK Telecom Co., Ltd., ADR *	South Korea	280,000	4,578,000
Tim Participacoes SA *	Brazil	369,200	1,074,876
Turkcell Iletisim Hizmetleri AS, ADR	Turkey	120,000	1,580,400

			25,410,765

UTILITIES 0.7%
Electric Utilities 0.7%
Korea Electric Power Corp. *	South Korea	106,000	2,143,551

Total Common Stocks (cost $375,277,994)			266,687,475

PREFERRED STOCKS 1.2%
ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
OAO Transneft, Var. Rate Pfd.	Russia	1,000	176,115

4

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

PREFERRED STOCKS continued
FINANCIALS 0.6%
Commercial Banks 0.6%
Banco Estado Rio Grande Sul, Class B, Var. Rate Pfd.	Brazil	720,000	$1,683,157

UTILITIES 0.5%
Electric Utilities 0.5%
Eletrobras SA, Class B, Var. Rate Pfd.	Brazil	150,000	1,578,607

Total Preferred Stocks (cost $6,427,608)			3,437,879

SHORT-TERM INVESTMENTS 5.6%
MUTUAL FUND SHARES 5.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø	United States	15,083,373	15,083,373
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ÞÞ	United States	1,178,328	1,178,328

Total Short-Term Investments (cost $16,261,701)			16,261,701

Total Investments (cost $397,967,303) 99.4%			286,387,055
Other Assets and Liabilities 0.6%			1,744,981

Net Assets 100.0%			$288,132,036

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available, unless other noted.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

Þ	All or a portion of this security is on loan.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

5

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

South Korea	14.9%
Brazil	12.6%
Taiwan	11.6%
India	8.4%
China	6.7%
South Africa	6.5%
Mexico	6.0%
Russia	5.2%
Thailand	4.9%
Malaysia	4.2%
Hong Kong	4.0%
Indonesia	3.3%
Cayman Islands	3.1%
Israel	3.0%
Philippines	1.9%
Bermuda	1.1%
Peru	0.7%
Turkey	0.6%
United Kingdom	0.5%
Kazakhstan	0.4%
Argentina	0.4%

100.0%

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $398,622,390. The gross unrealized appreciation and depreciation on securities based on tax cost was $25,836,911 and $138,072,246, respectively, with a net unrealized depreciation of $112,235,335.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

6

EVERGREEN EMERGING MARKETS GROWTH FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$127,895,595
Level 2 – Other Significant Observable Inputs	158,491,460
Level 3 – Significant Unobservable Inputs	0

Total	$286,387,055

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 8.1%
Auto Components 0.2%
Aisin Seiki Co., Ltd.	Japan	3,900	$51,627
Denso Corp.	Japan	4,900	88,563

			140,190

Automobiles 1.4%
Daimler AG	Germany	6,952	194,950
Toyota Motor Corp.	Japan	18,300	583,656

			778,606

Hotels, Restaurants & Leisure 1.5%
Compass Group plc	United Kingdom	52,057	256,612
Darden Restaurants, Inc.	United States	3,838	100,632
McDonald‘s Corp.	United States	5,895	342,028
OPAP SA	Greece	5,101	148,142

			847,414

Household Durables 0.3%
Makita Corp.	Japan	11,000	198,183

Media 2.6%
Omnicom Group, Inc.	United States	4,919	127,353
Singapore Press Holdings, Ltd. Þ	Singapore	91,000	168,092
Thomson Reuters Corp.	Canada	10,000	242,964
Time Warner, Inc.	United States	24,836	231,720
Viacom, Inc., Class B *	United States	8,604	126,909
Vivendi SA	France	16,479	425,485
Walt Disney Co.	United States	5,929	122,612

			1,445,135

Specialty Retail 1.6%
Aoyama Trading Co., Ltd.	Japan	12,000	175,205
AutoZone, Inc. *	United States	1,944	258,338
Gap, Inc.	United States	13,212	149,032
Hennes & Mauritz AB, Class B	Sweden	3,923	151,316
Home Depot, Inc.	United States	7,174	154,456

			888,347

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	United States	5,554	81,088
Nike, Inc., Class B	United States	4,670	211,318

			292,406

CONSUMER STAPLES 13.1%
Beverages 2.4%
Asahi Breweries, Ltd.	Japan	16,000	247,165
Coca-Cola Co.	United States	5,109	218,256
Coca-Cola Enterprises, Inc.	United States	11,052	124,114
Diageo plc	United Kingdom	20,812	284,022
InBev	Belgium	4,814	122,465
Molson Coors Brewing Co. , Class B	United States	4,432	178,477
PepsiCo, Inc.	United States	4,233	212,624

			1,387,123

1

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 3.0%
CVS Caremark Corp.	United States	6,671	$179,316
Koninklijke Ahold NV	Netherlands	25,215	303,246
Kroger Co.	United States	12,623	284,017
Wal-Mart Stores, Inc.	United States	14,314	674,476
Woolworths, Ltd.	Australia	13,436	234,507

			1,675,562

Food Products 2.7%
Archer Daniels Midland Co.	United States	7,632	208,964
Bunge, Ltd.	Bermuda	2,442	104,860
Nestle SA	Switzerland	27,740	959,625
Unilever plc	United Kingdom	10,589	232,387

			1,505,836

Household Products 2.3%
Kao Corp.	Japan	6,000	145,864
Procter & Gamble Co.	United States	16,339	890,476
Reckitt Benckiser Group plc	United Kingdom	7,242	279,194

			1,315,534

Tobacco 2.7%
Altria Group, Inc.	United States	11,608	191,996
British American Tobacco plc	United Kingdom	22,931	628,135
Japan Tobacco, Inc.	Japan	90	257,165
Philip Morris International, Inc.	United States	11,608	431,237

			1,508,533

ENERGY 12.7%
Energy Equipment & Services 1.1%
ENSCO International, Inc.	United States	7,595	207,799
Inpex Holdings, Inc.	Japan	15	107,620
National Oilwell Varco, Inc.	United States	4,968	131,354
Noble Corp.	Cayman Islands	6,750	183,263

			630,036

Oil, Gas & Consumable Fuels 11.6%
Apache Corp.	United States	2,911	218,325
BP plc	United Kingdom	67,655	479,137
Chevron Corp.	United States	9,735	686,512
ConocoPhillips	United States	6,158	292,690
EnCana Corp.	Canada	9,500	419,854
ENI SpA	Italy	37,374	793,038
Exxon Mobil Corp.	United States	21,938	1,677,818
Marathon Oil Corp.	United States	4,380	119,267
Nexen, Inc.	Canada	9,000	130,180
OMV AG	Austria	4,281	122,309
Petro-Canada	Canada	10,000	215,347
Repsol YPF SA	Spain	9,679	173,634
Royal Dutch Shell plc, Class B	United Kingdom	30,264	722,392
StatoilHydro ASA	Norway	13,178	227,254
Valero Energy Corp.	United States	11,553	278,658

			6,556,415

2

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS 14.8%
Capital Markets 1.8%
Bank of New York Mellon Corp.	United States	8,274	$212,973
BlackRock, Inc.	United States	711	77,357
Chuo Mitsui Trust Holdings, Inc.	Japan	31,000	121,053
Daiwa Securities Group, Inc.	Japan	36,300	198,506
Deutsche Bank AG	Germany	6,544	172,410
Goldman Sachs Group, Inc.	United States	1,016	82,022
Morgan Stanley	United States	2,585	52,294
State Street Corp.	United States	3,474	80,840

			997,455

Commercial Banks 5.8%
Australia & New Zealand Banking Group, Ltd.	Australia	27,009	224,147
Banco Santander SA	Spain	26,824	216,467
BNP Paribas SA	France	8,404	322,009
BOC Hong Kong Holdings, Ltd.	Hong Kong	139,000	141,964
Canadian Imperial Bank of Commerce	Canada	3,050	115,182
Credit Agricole SA	France	6,804	82,804
Dexia SA	Belgium	18,475	57,714
Hang Seng Bank, Ltd.	Hong Kong	16,700	201,225
HSBC Holdings plc	United Kingdom	14,937	116,131
Intesa Sanpaolo SpA	Italy	52,134	116,900
Lloyds TSB Group plc	United Kingdom	24,530	32,183
Mitsubishi UFJ Financial Group, Inc.	Japan	29,000	160,836
Mizuho Financial Group, Inc.	Japan	37,000	90,958
National Bank of Canada	Canada	6,000	166,285
Nordea Bank AB	Sweden	30,552	161,175
Royal Bank of Canada	Canada	10,500	258,599
Royal Bank of Scotland Group plc	United Kingdom	109,400	34,359
Sumitomo Mitsui Financial Group, Inc.	Japan	2,700	106,958
Sumitomo Trust & Banking Co., Ltd.	Japan	50,000	245,772
Wells Fargo & Co. °	United States	22,807	431,052

			3,282,720

Diversified Financial Services 1.7%
ASX, Ltd.	Australia	4,798	81,736
Bank of America Corp.	United States	20,382	134,113
Citigroup, Inc.	United States	10,997	39,039
ING Groep NV	Netherlands	16,766	133,914
JPMorgan Chase & Co.	United States	20,072	512,037
Swiss Life Holding AG	Switzerland	971	52,784

			953,623

Insurance 4.3%
ACE, Ltd.	Switzerland	8,079	352,729
Aegon NV	Netherlands	18,899	99,684
Allianz SE	Germany	1,890	159,081
Aviva plc	United Kingdom	34,678	155,708
AXA SA	France	12,105	188,604
CNP Assurances	France	2,749	183,299
MetLife, Inc.	United States	5,484	157,555
Millea Holdings, Inc.	Japan	7,300	192,281

3

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	2,051	$272,751
Old Mutual plc	United Kingdom	170,391	128,480
QBE Insurance Group, Ltd.	Australia	8,658	130,473
Travelers Companies, Inc.	United States	10,188	393,664

			2,414,309

Real Estate Investment Trusts (REITs) 0.9%
Corio NV	Netherlands	4,767	204,190
Host Hotels & Resorts, Inc.	United States	15,022	80,818
Nippon Building Fund, Inc.	Japan	15	160,728
Simon Property Group, Inc.	United States	1,969	84,628

			530,364

Real Estate Management & Development 0.3%
Wharf Holdings, Ltd.	Hong Kong	73,000	181,262

HEALTH CARE 13.5%
Biotechnology 1.9%
Amgen, Inc.	United States	7,434	407,755
CSL, Ltd.	Australia	4,035	95,076
Genentech, Inc. *	United States	3,672	298,313
Genzyme Corp. *	United States	3,907	269,271

			1,070,415

Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	United States	8,182	479,874
Becton, Dickinson & Co.	United States	2,292	166,560
St. Jude Medical, Inc. *	United States	5,770	209,855
Terumo Corp.	Japan	4,400	148,826

			1,005,115

Health Care Providers & Services 0.9%
CIGNA Corp.	United States	6,099	105,878
McKesson Corp.	United States	3,926	173,529
WellPoint, Inc. *	United States	6,146	254,752

			534,159

Life Sciences Tools & Services 0.4%
Thermo Fisher Scientific, Inc. *	United States	5,950	213,783

Pharmaceuticals 8.5%
AstraZeneca plc	United Kingdom	10,776	416,072
Bayer AG	Germany	5,104	272,448
Eli Lilly & Co.	United States	10,463	385,248
GlaxoSmithKline plc	United Kingdom	18,440	325,024
Johnson & Johnson	United States	16,104	929,040
Novartis AG	Switzerland	10,252	424,438
Novo Nordisk AS	Denmark	4,291	228,984
Pfizer, Inc.	United States	35,420	516,424
Roche Holding AG	Switzerland	2,625	369,298
Sanofi-Aventis SA	France	6,103	343,751
Takeda Pharmaceutical Co., Ltd.	Japan	12,900	602,704

			4,813,431

4

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 9.1%
Aerospace & Defense 2.8%
BAE Systems plc	United Kingdom	49,134	$285,814
Boeing Co.	United States	4,347	183,922
Bombardier, Inc.	Canada	42,000	129,257
General Dynamics Corp.	United States	4,624	262,320
L-3 Communications Holdings, Inc.	United States	4,664	368,549
Northrop Grumman Corp.	United States	6,803	327,360

			1,557,222

Commercial Services & Supplies 0.1%
R.R. Donnelley & Sons Co.	United States	5,669	55,329

Construction & Engineering 0.4%
Skanska AB, B shares	Sweden	25,912	221,510

Electrical Equipment 0.9%
Alstom SA	France	4,718	228,949
Mitsubishi Electric Corp.	Japan	23,000	104,799
Vestas Wind Systems AS	Denmark	3,767	182,153

			515,901

Industrial Conglomerates 1.4%
General Electric Co.	United States	28,262	342,818
Koninklijke Philips Electronics NV	Netherlands	11,029	200,042
Siemens AG	Germany	4,192	235,030

			777,890

Machinery 1.2%
Amada Co., Ltd.	Japan	29,000	137,661
Caterpillar, Inc.	United States	4,121	127,133
Eaton Corp.	United States	2,598	114,364
MAN AG	Germany	2,863	125,390
Paccar, Inc.	United States	4,720	124,561
Terex Corp. *	United States	2,653	31,411

			660,520

Marine 0.5%
Nippon Yusen Kabushiki Kaisha	Japan	40,000	186,940
Pacific Basin Shipping, Ltd.	Bermuda	178,000	91,750

			278,690

Professional Services 0.2%
Manpower, Inc.	United States	3,937	112,047

Road & Rail 0.6%
CSX Corp.	United States	9,016	261,103
Norfolk Southern Corp.	United States	2,770	106,257

			367,360

Trading Companies & Distributors 1.0%
Mitsui & Co., Ltd.	Japan	27,000	280,451
Sumitomo Corp.	Japan	33,000	298,193

			578,644

5

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 11.4%
Communications Equipment 1.2%
Cisco Systems, Inc. *	United States	16,656	$249,340
Nokia Corp.	Finland	26,114	320,514
QUALCOMM, Inc.	United States	2,911	100,575

			670,429

Computers & Peripherals 3.3%
Apple, Inc. *	United States	2,865	258,222
Hewlett-Packard Co.	United States	14,456	502,346
International Business Machines Corp.	United States	8,870	812,936
Seagate Technology, Inc.	Cayman Islands	9,787	37,093
Western Digital Corp. *	United States	6,633	97,372
Wincor Nixdorf AG	Germany	3,670	174,385

			1,882,354

Electronic Equipment, Instruments & Components 0.1%
Jabil Circuit, Inc.	United States	10,993	63,979

Internet Software & Services 1.4%
eBay, Inc. *	United States	9,124	109,670
Google, Inc., Class A *	United States	610	206,503
Open Text Corp.	Canada	7,000	245,645
Tencent Holdings, Ltd.	Cayman Islands	38,000	232,489

			794,307

IT Services 1.2%
Accenture, Ltd., Class A	Bermuda	11,732	370,262
Fujitsu, Ltd.	Japan	44,000	197,638
Logica plc	United Kingdom	105,861	100,281

			668,181

Office Electronics 0.5%
Canon, Inc.	Japan	8,500	228,453
Xerox Corp.	United States	7,374	48,963

			277,416

Semiconductors & Semiconductor Equipment 0.9%
Intel Corp.	United States	15,969	206,000
LSI Corp. *	United States	32,119	102,138
National Semiconductor Corp.	United States	8,557	86,768
Tokyo Electron, Ltd.	Japan	2,600	95,023

			489,929

Software 2.8%
Adobe Systems, Inc. *	United States	4,280	82,647
Microsoft Corp.	United States	38,250	654,075
Nintendo Co., Ltd.	Japan	680	209,190
Oracle Corp. *	United States	26,528	446,466
SAP AG	Germany	4,961	176,187

			1,568,565

MATERIALS 5.0%
Chemicals 2.0%
Agrium, Inc.	Canada	2,500	83,175
Air Products & Chemicals, Inc.	United States	2,809	141,293

6

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Akzo Nobel NV	Netherlands	4,105	$146,989
BASF SE	Germany	12,058	349,088
Eastman Chemical Co.	United States	2,865	74,347
Monsanto Co.	United States	2,192	166,723
Syngenta AG	Switzerland	740	143,288
Yara International ASA	Norway	2,272	51,003

			1,155,906

Construction Materials 0.1%
Lafarge SA	France	1,320	60,971

Containers & Packaging 0.2%
Owens-Illinois, Inc. *	United States	5,750	109,250

Metals & Mining 2.7%
Anglo American plc	United Kingdom	9,702	175,129
BHP Billiton plc	United Kingdom	30,107	511,139
Freeport-McMoRan Copper & Gold, Inc.	United States	4,693	117,982
JFE Holdings, Inc.	Japan	7,700	190,886
Kobe Steel, Ltd.	Japan	123,000	182,395
Salzgitter AG	Germany	1,922	139,567
Teck Cominco, Ltd.	Canada	9,400	36,085
ThyssenKrupp AG	Germany	8,415	170,959

			1,524,142

TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 3.7%
AT&T, Inc.	United States	24,559	604,643
France Telecom	France	14,446	326,167
Nippon Telegraph & Telephone Corp.	Japan	5,000	241,073
Telefonica SA	Spain	24,725	439,861
Telus Corp.	Canada	6,240	165,457
Verizon Communications, Inc.	United States	10,340	308,856

			2,086,057

Wireless Telecommunication Services 2.0%
NTT DoCoMo, Inc.	Japan	207	360,477
Rogers Communications, Inc., Class B	Canada	3,500	98,020
Vodafone Group plc	United Kingdom	371,851	690,449

			1,148,946

UTILITIES 5.1%
Electric Utilities 4.0%
American Electric Power Co., Inc.	United States	8,960	280,896
Cheung Kong Infrastructure Holdings, Ltd.	Bermuda	54,000	202,311
E.ON AG	Germany	16,135	519,156
Edison International	United States	7,621	248,216
Enel SpA	Italy	58,250	326,535
Entergy Corp.	United States	1,862	142,182
Kyushu Electric Power Co., Inc.	Japan	12,500	325,697
Pepco Holdings, Inc.	United States	12,014	213,969

			2,258,962

7

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities 1.1%
A2A SpA	Italy	39,672	$68,854
CenterPoint Energy, Inc.	United States	27,076	362,277
GDF Suez	France	5,725	219,736

			650,867

Total Common Stocks (cost $80,062,434)			55,701,330

PREFERRED STOCKS 0.3%
HEALTH CARE 0.3%
Health Care Equipment & Supplies 0.3%
Fresenius AG, Var. Rate Pfd. (cost $265,623)	Germany	3,141	174,120

		Principal
	Country	Amount	Value

SHORT-TERM INVESTMENTS 1.3%
U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bills:
0.07%, 02/26/2009 ß ƒ	United States	$ 10,000	9,999
0.11%, 04/23/2009 ß ƒ	United States	150,000	149,939
0.30%, 02/05/2009 ß ƒ	United States	50,000	50,000

			209,938

	Country	Shares	Value

MUTUAL FUND SHARES 0.9%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø	United States	357,127	357,127
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ÞÞ	United States	133,088	133,088

			490,215

Total Short-Term Investments (cost $700,176)			700,153

Total Investments (cost $81,028,233) 100.1%			56,575,603
Other Assets and Liabilities (0.1%)			(47,381)

Net Assets 100.0%			$56,528,222

Þ	All or a portion of this security is on loan.
*	Non-income producing security
°

Investment in non-controlled affiliate. At January 31, 2009, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $773,779 and earned $7,754 of income for the period from November 1, 2008 to January 31, 2009.

ß	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	Represents investment of cash collateral received from securities on loan.

8

EVERGREEN GLOBAL LARGE CAP EQUITY FUND
SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

United States	45.3%
Japan	12.3%
United Kingdom	10.4%
Germany	5.6%
France	4.2%
Canada	4.1%
Switzerland	4.1%
Italy	2.3%
Netherlands	1.9%
Spain	1.5%
Bermuda	1.4%
Australia	1.4%
Sweden	0.9%
Hong Kong	0.9%
Cayman Islands	0.8%
Denmark	0.7%
Finland	0.6%
Norway	0.5%
Belgium	0.3%
Singapore	0.3%
Greece	0.3%
Austria	0.2%

100.0%

At January 31, 2009 the Fund had long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2009	Unrealized Loss
March 2009	9 S&P 500 Index E-mini	$400,240	$370,125	($30,115)
March 2009	2 DJ Euro Stoxx 50 Index	63,572	57,085	(6,487)
March 2009	2 FTSE 100 Index	125,566	118,511	(7,055)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $81,045,845. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,942,047 and $28,412,289, respectively, with a net unrealized depreciation of $24,470,242.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

9

EVERGREEN GLOBAL LARGE CAP EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$29,130,758	$(43,657)
Level 2 – Other Significant Observable Inputs	27,444,845	0
Level 3 – Significant Unobservable Inputs	0	0

Total	$56,575,603	$(43,657)

*    Other financial instruments include futures transactions.

10

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 89.3%
CONSUMER DISCRETIONARY 11.9%
Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	France	6,021	$236,164
Continental AG	Germany	3,066	54,429

			290,593

Distributors 0.2%
Genuine Parts Co.	United States	15,400	493,108

Hotels, Restaurants & Leisure 3.8%
Compass Group plc	United Kingdom	476,572	2,349,230
Groupe Flo +	France	222,844	855,980
Sodexo SA Þ	France	73,753	3,743,211
Wendy's/Arby's Group, Inc.	United States	860,329	4,336,058

			11,284,479

Household Durables 1.5%
Mohawk Industries, Inc. *	United States	26,400	847,704
Snap-On, Inc.	United States	115,000	3,470,700

			4,318,404

Media 5.6%
McGraw-Hill Cos.	United States	83,200	1,829,568
Scripps Networks Interactive, Inc., Class A Þ	United States	313,200	6,724,404
Teleperformance	France	137,389	3,768,136
Toho Co., Ltd.	Japan	82,200	1,435,289
Washington Post Co., Class B	United States	6,800	2,655,808

			16,413,205

Specialty Retail 0.3%
AnnTaylor Stores Corp. *	United States	178,300	877,236

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	Germany	12,880	445,781
Coach, Inc. *	United States	47,100	687,660

			1,133,441

CONSUMER STAPLES 9.3%
Beverages 1.0%
Asahi Breweries, Ltd.	Japan	59,800	923,778
Britvic plc	United Kingdom	394,922	1,309,549
Davide Campari Milano SpA	Italy	119,200	676,198

			2,909,525

Food & Staples Retailing 3.7%
FamilyMart Co., Ltd.	Japan	67,700	2,471,710
Lawson, Inc.	Japan	60,100	2,964,487
Sugi Holdings Co., Ltd.	Japan	160,300	3,752,466
Sundrug Co., Ltd.	Japan	69,600	1,593,520

			10,782,183

Food Products 3.5%
Ariake Japan Co., Ltd. Þ	Japan	146,200	2,611,061
ConAgra Foods, Inc.	United States	49,000	837,900
Lotte Confectionery Co., Ltd.	South Korea	200	175,049

1

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
Nutreco Holding NV	Netherlands	13,793	$456,758
Sara Lee Corp.	United States	626,000	6,278,780

			10,359,548

Household Products 0.8%
Uni-Charm Corp.	Japan	33,200	2,277,903

Tobacco 0.3%
Lorillard, Inc.	United States	16,700	992,982

ENERGY 4.2%
Energy Equipment & Services 1.3%
Atwood Oceanics, Inc. *	United States	223,384	3,719,344

Oil, Gas & Consumable Fuels 2.9%
China Gas Holdings, Ltd.	Hong Kong	3,130,798	440,023
Cimarex Energy Co.	United States	141,100	3,504,924
Galp Energia SGPS SA	Portugal	74,671	795,082
Pioneer Natural Resources Co.	United States	53,200	778,848
Premier Oil plc	United Kingdom	20,498	208,774
St. Mary Land & Exploration Co.	United States	108,100	2,091,735
Tullow Oil plc	United Kingdom	71,745	714,386

			8,533,772

FINANCIALS 21.4%
Capital Markets 0.1%
ICAP plc	United Kingdom	87,523	297,331

Commercial Banks 3.9%
BOK Financial Corp.	United States	31,800	1,186,140
Comerica, Inc.	United States	25,200	419,832
Cullen/Frost Bankers, Inc.	United States	158,200	6,924,414
EFG Eurobank Ergasias SA	Greece	55,524	346,398
First Citizens Bancshares, Inc., Class A	United States	17,184	2,403,354

			11,280,138

Diversified Financial Services 2.2%
ASX, Ltd.	Australia	75,733	1,290,138
Bolsas y Mercados Espanoles SA	Spain	45,603	991,107
Deutsche Boerse AG	Germany	37,917	1,906,699
Hellenic Exchanges Holding SA	Greece	364,003	2,320,145

			6,508,089

Insurance 13.7%
Amlin plc	United Kingdom	147,096	814,057
AMP, Ltd.	Australia	322,735	1,067,691
Brown & Brown, Inc.	United States	285,000	5,452,050
Catlin Group, Ltd.	United States	52,287	261,663
CNP Assurances	France	16,808	1,120,730
Everest Re Group, Ltd.	Bermuda	81,700	5,147,100
Fidelity National Financial, Inc.	United States	231,700	3,387,454
Lancashire Holdings plc	Bermuda	297,034	1,950,968
PartnerRe, Ltd.	Bermuda	33,620	2,203,119
QBE Insurance Group, Ltd.	Australia	95,677	1,441,816

2

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
RenaissanceRe Holdings, Ltd.	Bermuda	47,306	$2,114,105
Sampo Oyj, Class A	Finland	122,666	1,975,049
Scor SE	France	224,400	4,561,117
Sompo Japan Insurance, Inc.	Japan	154,000	956,409
T&D Holdings, Inc.	Japan	13,250	425,138
White Mountains Insurance Group, Ltd.	Bermuda	29,880	7,216,020

			40,094,486

Real Estate Management & Development 0.2%
IRSA Inversiones y Representaciones SA, GDR	Argentina	185,393	658,145

Thrifts & Mortgage Finance 1.3%
Babcock & Brown Wind Partners Group	United States	431,387	231,609
People’s United Financial, Inc.	United States	221,959	3,631,249

			3,862,858

HEALTH CARE 6.2%
Biotechnology 0.3%
Intercell AG *	Austria	24,455	805,321

Health Care Equipment & Supplies 1.1%
Grifols SA	Spain	94,859	1,670,048
Synthes, Inc.	United States	12,835	1,551,291

			3,221,339

Health Care Providers & Services 0.7%
Rhoen-Klinikum AG	Germany	96,746	1,985,061

Life Sciences Tools & Services 0.6%
Lonza Group AG	Switzerland	20,256	1,848,980

Pharmaceuticals 3.5%
Daiichi Sankyo Co., Ltd.	Japan	57,900	1,301,406
Eisai Co., Ltd.	Japan	5,700	208,213
Endo Pharmaceuticals Holdings, Inc. *	United States	105,150	2,362,721
Forest Laboratories, Inc.	United States	106,000	2,654,240
Ipsen	France	37,659	1,476,158
Ono Pharmaceutical Co., Ltd.	Japan	8,600	450,826
Shionogi & Co., Ltd.	Japan	81,000	1,725,509

			10,179,073

INDUSTRIALS 15.0%
Aerospace & Defense 0.9%
Embraer-Empresa Brasileira de Aeronautica SA, ADR	Brazil	18,278	275,449
Precision Castparts Corp.	United States	9,500	617,025
Rockwell Collins Corp.	United States	44,000	1,657,920

			2,550,394

Commercial Services & Supplies 1.3%
Eurofins Scientific SA	France	36,203	1,642,184
Serco Group plc *	United Kingdom	353,680	2,245,019

			3,887,203

Construction & Engineering 2.7%
AMEC plc *	United Kingdom	243,500	1,982,704
Ansaldo STS SpA	Italy	96,041	1,165,335

3

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering continued
Balfour Beatty plc *	United Kingdom	308,075	$1,654,699
Bilfinger Berger AG	Germany	23,719	1,005,802
Hochtief AG	Germany	17,110	586,972
KBR, Inc.	United States	71,000	1,005,360
TAEYOUNG Engineering & Construction *	South Korea	130,900	418,427

			7,819,299

Electrical Equipment 1.4%
Acuity Brands, Inc.	United States	24,500	658,315
Belden, Inc.	United States	43,600	569,416
Carbone Lorraine SA	France	47,249	1,182,312
Gamesa Corporacion Tecnologica SA	Spain	42,686	717,787
Yingli Green Energy Holding Co., Ltd. ADR * Þ	Cayman Islands	193,468	1,081,486

			4,209,316

Industrial Conglomerates 0.8%
Smiths Group plc *	United Kingdom	193,659	2,398,607

Machinery 2.9%
Charter International plc	United Kingdom	62,207	344,463
Dover Corp.	United States	213,000	6,023,640
Eaton Corp.	United States	40,500	1,782,810
Vossloh AG	Germany	3,935	398,018

			8,548,931

Marine 0.2%
Dockwise, Ltd. *	Bermuda	130,458	92,014
Prosafe Production plc *	United States	229,084	360,462

			452,476

Professional Services 2.7%
Capita Group plc	United Kingdom	114,475	1,154,760
Experian plc	United Kingdom	462,752	2,892,559
Intertek Group plc	United Kingdom	68,168	839,109
Manpower, Inc.	United States	44,700	1,272,162
Monster Worldwide, Inc. *	United States	198,900	1,831,869

			7,990,459

Road & Rail 1.9%
Arriva plc *	United Kingdom	88,180	581,001
Con-Way, Inc.	United States	176,600	3,890,498
East Japan Railway Co.	Japan	6,300	426,860
National Express Group plc	United Kingdom	87,853	412,947
Stagecoach Group plc	United Kingdom	137,876	242,601

			5,553,907

Transportation Infrastructure 0.2%
Koninklijke Vopak NV	Netherlands	11,233	422,855

INFORMATION TECHNOLOGY 9.2%
Computers & Peripherals 3.2%
Imation Corp.	United States	339,500	3,306,730
Lexmark International, Inc., Class A *	United States	168,100	3,980,608

4

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Sun Microsystems, Inc. *	United States	180,207	$749,661
Western Digital Corp. *	United States	88,300	1,296,244

			9,333,243

Electronic Equipment, Instruments & Components 0.5%
Ingram Micro, Inc., Class A *	United States	38,100	467,487
Tyco Electronics, Ltd.	Bermuda	76,800	1,087,488

			1,554,975

Internet Software & Services 0.5%
Baidu.com, Inc., ADR	Cayman Islands	7,332	944,142
SINA Corp. *	Cayman Islands	34,767	711,333

			1,655,475

IT Services 2.8%
Fidelity National Information Services, Inc.	United States	25,900	412,069
Global Payments, Inc.	United States	197,600	6,858,696
Total System Services, Inc.	United States	69,200	876,072

			8,146,837

Office Electronics 0.3%
Neopost	France	10,106	814,802

Semiconductors & Semiconductor Equipment 1.4%
LSI Corp. *	United States	769,400	2,446,692
Xilinx, Inc.	United States	93,800	1,580,530

			4,027,222

Software 0.5%
Amdocs, Ltd. *	United States	45,000	761,400
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	144,829	680,696

			1,442,096

MATERIALS 6.1%
Chemicals 0.7%
Potash Corp. of Saskatchewan, Inc., ADR	Canada	4,604	344,655
Syngenta AG	Switzerland	2,407	466,075
Toray Industries, Inc. Þ	Japan	314,000	1,353,852

			2,164,582

Containers & Packaging 2.2%
Owens-Illinois, Inc. *	United States	206,300	3,919,700
Rexam plc	United Kingdom	522,822	2,358,426

			6,278,126

Metals & Mining 2.4%
Agnico-Eagle Mines, Ltd.	Canada	15,298	811,406
Barrick Gold Corp.	Canada	21,766	816,007
Goldcorp, Inc., Class A	Canada	21,505	632,566
Lihir Gold, Ltd. *	Papua New Guinea	949,104	1,905,851
Randgold Resources, Ltd., ADR Þ	United Kingdom	42,208	1,876,568

5

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Salzgitter AG	Germany	6,049	$439,251
Sino Gold Mining, Ltd. *	Australia	150,109	466,243

			6,947,892

Paper & Forest Products 0.8%
Weyerhaeuser Co.	United States	85,500	2,337,570

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.1%
Belgacom SA	Belgium	24,541	858,315
CenturyTel, Inc. Þ	United States	65,860	1,787,440
Hellenic Telecommunications Organization SA	Greece	47,984	723,345

			3,369,100

Wireless Telecommunication Services 0.6%
Rogers Communications, Inc., Class B	Canada	13,300	372,476
Telephone & Data Systems, Inc.	United States	42,100	1,284,471

			1,656,947

UTILITIES 4.3%
Electric Utilities 2.9%
Mirant Corp. *	United States	71,742	1,231,810
Sechilienne-Sidec	France	61,663	2,297,405
Terna Energy SA	Greece	34,981	208,771
Westar Energy, Inc.	United States	231,700	4,652,536

			8,390,522

Multi-Utilities 1.4%
Ameren Corp.	United States	127,900	4,252,675

Total Common Stocks (cost $352,738,571)			261,332,055

PREFERRED STOCKS 0.8%
HEALTH CARE 0.8%
Health Care Equipment & Supplies 0.8%
Fresenius AG, Var. Rate Pfd. (cost $3,338,417)	Germany	45,112	2,500,766

EXCHANGE TRADED FUND 1.1%
iShares Russell Midcap Value Index Fund (cost $3,319,410)	United States	127,514	3,227,379

SHORT-TERM INVESTMENTS 11.1%
MUTUAL FUND SHARES 11.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø	United States	25,028,498	25,028,498
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ÞÞ	United States	7,417,539	7,417,539

Total Short-Term Investments (cost $32,446,037)			32,446,037

Total Investments (cost $391,842,435) 102.3%			299,506,237
Other Assets and Liabilities (2.3%)			(6,753,414)

Net Assets 100.0%			$292,752,823

6

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
Þ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

United States	51.0%
Japan	9.3%
United Kingdom	9.2%
France	8.1%
Bermuda	7.4%
Germany	3.5%
Australia	1.6%
Greece	1.3%
Cayman Islands	1.3%
Spain	1.3%
Canada	1.1%
Switzerland	0.9%
Finland	0.7%
Papua New Guinea	0.7%
Italy	0.7%
Netherlands	0.3%
Belgium	0.3%
Austria	0.3%
Portugal	0.3%
Argentina	0.2%
South Korea	0.2%
Hong Kong	0.2%
Brazil	0.1%

100.0%

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $398,003,267. The gross unrealized appreciation and depreciation on securities based on tax cost was $0 and $98,497,030, respectively, with a net unrealized depreciation of $98,497,030.

7

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

At January 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	2,273,000 EUR	$2,910,532	$2,883,301	$27,231
2/4/2009	2,065,000 EUR	2,644,192	2,593,950	50,242
2/4/2009	107,400 EUR	137,524	136,548	976
2/4/2009	107,400 EUR	137,524	136,371	1,153
2/4/2009	64,400 EUR	82,463	83,482	(1,019)
2/4/2009	257,800 EUR	330,108	341,301	(11,193)
2/4/2009	2,042,000 GBP	2,948,297	3,086,851	(138,554)
2/4/2009	1,225,200 GBP	1,768,978	1,828,525	(59,547)
2/4/2009	980,160 GBP	1,415,183	1,444,168	(28,985)
2/4/2009	3,920,640 GBP	5,660,731	5,825,483	(164,752)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	2,400,000 EUR	$3,073,153	$3,026,040	($47,113)
2/4/2009	2,475,000 EUR	3,169,190	3,084,494	(84,696)
2/4/2009	305,000 GBP	440,368	487,222	46,854
2/4/2009	4,640,000 GBP	6,699,363	7,303,546	604,183
2/4/2009	2,241,000 GBP	3,235,619	3,364,749	129,130
2/4/2009	982,000 GBP	1,417,839	1,440,034	22,195
3/23/2009	489,750 EUR	626,731	680,513	53,782
3/23/2009	2,178,000 EUR	2,787,176	2,903,056	115,880
3/23/2009	2,159,000 EUR	2,762,862	2,840,251	77,389
3/23/2009	1,044,000 EUR	1,336,002	1,361,167	25,165
4/22/2009	1,958,000 GBP	2,825,092	2,741,787	(83,305)
4/22/2009	1,958,000 GBP	1,360,603	1,292,240	(68,363)
4/22/2009	1,958,000 GBP	2,734,193	2,596,055	(138,138)
4/22/2009	1,958,000 GBP	1,344,732	1,332,872	(11,860)

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

8

EVERGREEN GLOBAL OPPORTUNITIES FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 – Quoted Prices	$192,705,797	$0
Level 2 – Other Significant Observable Inputs	106,800,440	316,655
Level 3 – Significant Unobservable Inputs	0	0

Total	$299,506,237	$316,655

*	Other financial instruments include forwards.

9

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 87.0%
CONSUMER DISCRETIONARY 6.9%
Hotels, Restaurants & Leisure 3.4%
Compass Group plc	United Kingdom	2,404,661	$11,853,616
Sodexo SA Þ	France	402,475	20,426,952

			32,280,568

Media 2.6%
Toho Co., Ltd.	Japan	338,500	5,910,526
Vivendi SA	France	710,952	18,356,690

			24,267,216

Multiline Retail 0.1%
PPR SA	France	19,798	1,001,860

Specialty Retail 0.6%
Fast Retailing Co., Ltd.	Japan	400	50,506
Hennes & Mauritz AB, Class B	Sweden	83,224	3,210,078
Inditex SA	Spain	63,403	2,420,792

			5,681,376

Textiles, Apparel & Luxury Goods 0.2%
adidas AG	Germany	56,411	1,952,404

CONSUMER STAPLES 13.4%
Beverages 1.8%
Asahi Breweries, Ltd.	Japan	265,200	4,096,756
Diageo plc	United Kingdom	392,352	5,354,450
Heineken NV	Netherlands	157,487	4,638,587
Pernod Ricard SA	France	52,125	3,278,642

			17,368,435

Food & Staples Retailing 4.6%
Carrefour SA	France	25,870	887,052
FamilyMart Co., Ltd.	Japan	178,700	6,524,293
Lawson, Inc.	Japan	224,300	11,063,801
Seven & I Holdings Co., Ltd.	Japan	276,961	7,381,390
Sugi Holdings Co., Ltd. Þ	Japan	376,200	8,806,474
Tesco plc *	United Kingdom	1,726,282	8,907,648

			43,570,658

Food Products 3.4%
Lotte Confectionery Co., Ltd.	South Korea	3,394	2,970,577
Nestle SA	Switzerland	286,186	9,900,190
Unilever NV	Netherlands	863,643	19,059,821

			31,930,588

Household Products 0.7%
Uni-Charm Corp.	Japan	102,100	7,005,240

Personal Products 0.5%
Shiseido Co., Ltd.	Japan	250,400	4,188,787

Tobacco 2.4%
British American Tobacco plc	United Kingdom	150,190	4,114,060
Imperial Tobacco Group plc	United Kingdom	507,727	13,855,442
Japan Tobacco, Inc.	Japan	1,094	3,125,986
Swedish Match AB	Sweden	136,896	1,847,920

			22,943,408

1

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
ENERGY 5.1%
Energy Equipment & Services 0.3%
Technip SA	France	87,518	$2,724,690

Oil, Gas & Consumable Fuels 4.8%
BG Group plc	United Kingdom	334,914	4,605,992
BP plc	United Kingdom	1,589,227	11,255,012
ENI SpA	Italy	82,886	1,758,755
Royal Dutch Shell plc, Class A	United Kingdom	336,802	8,430,692
Total SA	France	277,968	13,905,525
Tullow Oil plc	United Kingdom	104,311	1,038,656
Woodside Petroleum, Ltd.	Australia	233,559	5,159,657

			46,154,289

FINANCIALS 19.9%
Capital Markets 0.8%
Credit Suisse Group AG	Switzerland	180,507	4,626,913
UBS AG *	Switzerland	257,944	3,245,472

			7,872,385

Commercial Banks 2.2%
Barclays plc	United Kingdom	524,529	776,863
BNP Paribas SA	France	86,437	3,311,938
Credit Agricole SA	France	134,728	1,639,630
DBS Group Holdings, Ltd.	Singapore	554,000	3,197,414
DnB NOR ASA	Norway	227,634	767,046
Greek Postal Savings Bank SA	Greece	37,515	220,725
HSBC Holdings plc - London Exchange	United Kingdom	659,092	5,124,244
KBC Group NV	Belgium	52,964	967,686
Mitsubishi UFJ Financial Group, Inc.	Japan	265,400	1,471,926
Mizuho Financial Group, Inc. Þ	Japan	364,100	895,079
Sumitomo Mitsui Financial Group, Inc.	Japan	2,500	99,035
Svenska Handelsbanken, Ser. A	United Kingdom	188,563	2,055,234

			20,526,820

Diversified Financial Services 6.0%
ASX, Ltd.	Australia	591,282	10,072,696
Bolsas y Mercados Espanoles SA	Spain	126,972	2,759,529
Compagnie Nationale a Portefeuille	Belgium	43,651	2,064,551
Criteria Caixa Corp. SA	Spain	1,216,586	4,241,900
Deutsche Boerse AG	Germany	279,113	14,035,513
Groupe Bruxelles Lambert SA	Belgium	173,337	12,753,686
Hellenic Exchanges Holding SA	Greece	637,648	4,064,350
Pargesa Holdings SA	Switzerland	100,385	6,456,473

			56,448,698

Insurance 10.7%
Allianz SE	Germany	50,237	4,228,449
Amlin plc	United Kingdom	694,315	3,842,472
AMP, Ltd.	Australia	968,375	3,203,635
AXA SA	France	301,586	4,698,915
CNP Assurances	France	73,749	4,917,462
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	185,570	24,677,884
PartnerRe, Ltd.	Bermuda	14,201	930,592

2

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
QBE Insurance Group, Ltd.	Australia	691,152	$10,415,395
RenaissanceRe Holdings, Ltd.	Bermuda	102,374	4,575,094
Sampo Oyj, Class A	Finland	491,598	7,915,236
Scor SE	France	126,402	2,569,226
Sompo Japan Insurance, Inc.	Japan	1,014,100	6,298,019
T&D Holdings, Inc.	Japan	150,000	4,812,884
Zurich Financial Services AG	Switzerland	103,978	18,786,263

			101,871,526

Real Estate Management & Development 0.2%
IRSA Inversiones y Representaciones SA, GDR *	Argentina	592,726	2,104,177

HEALTH CARE 10.6%
Health Care Equipment & Supplies 1.8%
Grifols SA	Spain	477,234	8,401,985
Synthes, Inc.	United States	73,003	8,823,442

			17,225,427

Life Sciences Tools & Services 1.7%
Lonza Group AG	Switzerland	178,307	16,275,969

Pharmaceuticals 7.1%
AstraZeneca plc	United Kingdom	167,824	6,479,845
Daiichi Sankyo Co., Ltd.	Japan	287,400	6,459,829
Merck KgaA	Germany	58,102	4,935,870
Novartis AG	Switzerland	321,005	13,289,774
Novo Nordisk AS	Denmark	106,356	5,675,563
Ono Pharmaceutical Co., Ltd.	Japan	30,100	1,577,893
Roche Holding AG	Switzerland	122,032	17,168,068
Shionogi & Co., Ltd.	Japan	294,300	6,269,348
Teva Pharmaceutical Industries, Ltd., ADR	Israel	117,158	4,856,199

			66,712,389

INDUSTRIALS 8.5%
Aerospace & Defense 2.6%
BAE Systems plc	United Kingdom	1,701,322	9,896,653
Finmeccanica SpA	Italy	754,755	11,826,456
Thales SA	France	74,142	3,298,750

			25,021,859

Construction & Engineering 0.2%
Bilfinger Berger AG	Germany	32,391	1,373,537

Electrical Equipment 1.6%
ABB, Ltd.	Switzerland	188,941	2,457,464
Alstom SA	France	76,462	3,710,444
Mitsubishi Electric Corp.	Japan	530,400	2,416,756
Vestas Wind Systems AS *	Denmark	91,663	4,432,358
Yingli Green Energy Holding Co., Ltd. ADR *	Cayman Islands	449,926	2,515,086

			15,532,108

3

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 0.8%
Smiths Group plc	United Kingdom	638,242	$7,905,090

Professional Services 2.6%
Experian plc	United Kingdom	2,678,584	16,743,226
Intertek Group plc	United Kingdom	94,742	1,166,220
SGS SA	Switzerland	6,053	6,416,389

			24,325,835

Road & Rail 0.7%
Central Japan Railway Co.	Japan	312	2,219,336
East Japan Railway Co.	Japan	65,700	4,451,540

			6,670,876

INFORMATION TECHNOLOGY 2.9%
Communications Equipment 0.1%
Research In Motion, Ltd. *	Canada	21,604	1,196,862

Internet Software & Services 1.0%
Baidu.com, Inc., ADR *	Cayman Islands	53,263	6,858,676
SINA Corp. *	Cayman Islands	112,919	2,310,323

			9,168,999

Office Electronics 1.2%
Canon, Inc.	Japan	85,200	2,289,902
Neopost	France	112,554	9,074,734

			11,364,636

Software 0.6%
Nintendo Co., Ltd.	Japan	14,300	4,399,136
Square Enix Co., Ltd.	Japan	49,700	1,330,495

			5,729,631

MATERIALS 5.2%
Chemicals 0.6%
Akzo Nobel NV	Netherlands	34,630	1,240,008
BASF SE	Germany	44,608	1,291,437
Potash Corp. of Saskatchewan, Inc., ADR	Canada	35,620	2,666,513

			5,197,958

Containers & Packaging 1.1%
Rexam plc	United Kingdom	2,406,257	10,854,514

Metals & Mining 3.5%
Agnico-Eagle Mines, Ltd.	Canada	124,081	6,581,256
Anglo American plc	United Kingdom	48,083	867,935
Barrick Gold Corp.	Canada	269,282	10,095,382
BHP Billiton plc	United Kingdom	188,385	3,198,290
Centennial Coal Co., Ltd.	Australia	1,298,603	2,275,711
Goldcorp, Inc., Class A	Canada	225,596	6,635,875
Newcrest Mining, Ltd.	Australia	101,510	1,972,613
Randgold Resources, Ltd., ADR Þ	Channel Islands	35,058	1,558,679

			33,185,741

4

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 13.4%
Diversified Telecommunication Services 12.9%
Belgacom SA	Belgium	318,406	$11,136,168
Deutsche Telekom AG	Germany	2,040,029	24,659,356
France Telecom	France	676,359	15,271,072
Hellenic Telecommunications Organization SA	Greece	1,282,786	19,337,620
Koninklijke KPN NV	Netherlands	1,403,777	18,750,874
Swisscom AG	Switzerland	57,828	18,213,245
Telefonica SA	Spain	882,303	15,696,285

			123,064,620

Wireless Telecommunication Services 0.5%
KDDI Corp.	Japan	728	4,549,012

UTILITIES 1.1%
Electric Utilities 0.7%
Electricite de France SA	France	129,317	6,331,183

Multi-Utilities 0.4%
GDF Suez SA	France	19,971	766,524
RWE AG	Germany	41,382	3,215,965

			3,982,489

Total Common Stocks (cost $935,479,387)			825,561,860

PREFERRED STOCKS 3.0%
HEALTH CARE 3.0%
Health Care Equipment & Supplies 3.0%
Fresenius AG, Var. Rate Pfd. (cost $22,346,132)	Germany	516,377	28,625,153

RIGHTS 0.0%
INDUSTRIALS 0.0%
Industrial Conglomerates 0.0%
GP Bruxelles Lambert * (cost $0)	Belgium	16,633	149

SHORT-TERM INVESTMENTS 11.1%
MUTUAL FUND SHARES 11.1%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø	United States	85,450,952	85,450,952
State Street Navigator Securities Lending Prime Portfolio,1.90% § ÞÞ	United States	20,007,440	20,007,440

Total Short-Term Investments (cost $105,458,392)			105,458,392

Total Investments (cost $1,063,283,911) 101.1%			959,645,554
Other Assets and Liabilities (1.1%)			(10,659,898)

Net Assets 100.0%			$948,985,656

Þ	All or a portion of this security is on loan.
*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

5

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of long-term investments by geographic location as of January 31, 2009:

United Kingdom	16.2%
Switzerland	13.7%
France	13.6%
Germany	12.8%
Japan	12.6%
Netherlands	5.1%
Spain	3.9%
Australia	3.9%
Canada	3.2%
Belgium	3.1%
Greece	2.8%
Italy	1.6%
Cayman Islands	1.4%
Denmark	1.2%
United States	1.0%
Finland	0.9%
Bermuda	0.6%
Sweden	0.6%
Israel	0.6%
Singapore	0.4%
South Korea	0.3%
Argentina	0.2%
Channel Islands	0.2%
Norway	0.1%

100.0%

At January 31, 2009, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/3/2009	5,301,780 CHF	$4,573,457	$4,623,995	$(50,538)
2/4/2009	17,616,000 EUR	22,556,946	22,345,896	211,050
2/4/2009	15,596,000 EUR	19,970,376	19,590,915	379,461
2/4/2009	10,545,600 EUR	13,503,436	13,407,676	95,760
2/4/2009	10,545,600 EUR	13,503,436	13,390,276	113,160
2/4/2009	3,163,000 EUR	4,050,160	4,086,280	(36,120)
2/4/2009	3,163,000 EUR	4,050,160	4,088,652	(38,492)
2/4/2009	5,062,000 EUR	6,481,793	6,561,871	(80,078)
2/4/2009	10,124,400 EUR	12,964,098	13,403,693	(439,595)
2/4/2009	10,124,400 EUR	12,964,098	13,394,581	(430,483)
2/4/2009	7,872,000 GBP	11,365,817	11,899,945	(534,128)
2/4/2009	4,723,000 GBP	6,819,201	7,048,747	(229,546)

6

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	3,778,400 GBP	$5,455,361	$5,567,095	$(111,734)
2/4/2009	5,037,600 GBP	7,273,430	7,496,453	(223,023)
2/4/2009	10,076,000 GBP	14,548,014	14,971,425	(423,411)

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at January 31, 2009	In Exchange for U.S. $	Unrealized Gain (Loss)

2/4/2009	34,325,000 EUR	$43,952,497	$43,573,871	$(378,626)
2/4/2009	14,707,000 EUR	18,832,028	18,644,799	(187,229)
2/4/2009	18,296,000 EUR	23,427,673	23,068,512	(359,161)
2/4/2009	18,612,000 EUR	23,832,305	23,195,391	(636,914)
2/4/2009	7,301,000 GBP	10,541,391	11,492,066	950,675
2/4/2009	16,816,000 GBP	24,279,417	25,248,383	968,966
2/4/2009	7,370,000 GBP	10,641,015	10,807,589	166,574
3/23/2009	13,596,000 EUR	17,398,738	18,891,778	1,493,040
3/23/2009	26,225,000 EUR	33,560,011	35,121,307	1,561,296
3/23/2009	15,723,000 EUR	20,120,650	20,957,187	836,537
3/23/2009	15,689,000 EUR	20,077,141	20,639,507	562,366
3/23/2009	7,499,000 EUR	9,596,436	9,777,196	180,760

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $1,069,936,848. The gross unrealized appreciation and depreciation on securities based on tax cost was $52,164,814 and $162,456,108, respectively, with a net unrealized depreciation of $110,291,294.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are

7

EVERGREEN INTERNATIONAL EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund's assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities	Other Financial Instruments*

Level 1 - Quoted Prices	$158,343,107	$0
Level 2 - Other Significant Observable Inputs	801,302,447	3,360,567
Level 3 - Significant Unobservable Inputs	0	0

Total	$959,645,554	$3,360,567
* Other financial instruments include forwards.

8

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 11.8%
Household Durables 1.8%
NVR, Inc. *	United States	3,600	$1,533,924

Media 6.3%
Lions Gate Entertainment Corp. *	Canada	250,000	1,402,500
Singapore Press Holdings, Ltd. ρ	Singapore	290,000	535,677
Time Warner, Inc.	United States	176,000	1,642,080
Vivendi SA	France	50,000	1,290,993
Warner Music Group Corp.	United States	275,000	563,750

			5,435,000

Specialty Retail 2.5%
Home Depot, Inc.	United States	100,000	2,153,000

Textiles, Apparel & Luxury Goods 1.2%
Polo Ralph Lauren Corp.	United States	25,000	1,025,750

CONSUMER STAPLES 13.1%
Beverages 1.7%
Diageo plc	United Kingdom	106,000	1,446,588

Food & Staples Retailing 4.4%
Aeon Co., Ltd.	Japan	130,000	1,037,419
Carrefour SA	France	35,000	1,200,109
Tesco plc	United Kingdom	300,000	1,548,006

			3,785,534

Food Products 4.6%
Bunge, Ltd.	Bermuda	41,000	1,760,540
Unilever NV	Netherlands	100,000	2,197,000

			3,957,540

Household Products 2.4%
Kao Corp.	Japan	86,000	2,090,719

ENERGY 7.7%
Energy Equipment & Services 2.9%
Transocean, Ltd. *	United States	25,000	1,365,500
Weatherford International, Ltd. *	Bermuda	101,000	1,114,030

			2,479,530

Oil, Gas & Consumable Fuels 4.8%
Royal Dutch Shell plc, Class A	United Kingdom	80,000	1,986,824
Total SA	France	30,000	1,500,769
Total SA, ADR	France	13,000	647,140

			4,134,733

FINANCIALS 17.1%
Commercial Banks 9.4%
77 Bank, Ltd.	Japan	433,000	2,167,807
Chinatrust Financial Holding Co., Ltd.	Taiwan	3,241,298	1,086,430
Deutsche Postbank AG	Germany	34,000	408,011
Mitsubishi UFJ Financial Group, Inc.	Japan	300,000	1,663,819
Standard Chartered plc	United Kingdom	137,409	1,733,169
Unicredito Italian SpA	Italy	620,000	1,090,851

			8,150,087

1

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 2.9%
Orix Corp.	Japan	13,000	$565,193
Orix Corp., ADR	Japan	20,000	436,400
Visa, Inc., Class A	United States	30,600	1,510,110

			2,511,703

Diversified Financial Services 2.2%
ING Groep NV, ADR	Netherlands	30,000	249,900
JPMorgan Chase & Co.	United States	65,200	1,663,252

			1,913,152

Insurance 2.6%
AFLAC, Inc.	United States	42,000	974,820
Cathay Financial Holding Co., Ltd.	Taiwan	1,260,000	1,239,928

			2,214,748

HEALTH CARE 7.7%
Health Care Equipment & Supplies 2.0%
Baxter International, Inc.	United States	30,000	1,759,500

Pharmaceuticals 5.7%
Eli Lilly & Co.	United States	54,000	1,988,280
Novartis AG	Switzerland	29,000	1,200,615
Shionogi & Co., Ltd.	Japan	81,000	1,725,509

			4,914,404

INDUSTRIALS 11.7%
Aerospace & Defense 7.6%
Boeing Co.	United States	28,000	1,184,680
European Aeronautic Defence & Space Co. NV	Netherlands	128,520	2,248,115
Finmeccanica SpA	Italy	120,000	1,880,312
Northrop Grumman Corp.	United States	25,000	1,203,000

			6,516,107

Airlines 0.8%
AMR Corp. *	United States	119,000	706,860

Building Products 1.9%
TOTO, Ltd. * ρ	Japan	310,000	1,643,495

Machinery 1.4%
Komatsu, Ltd.	Japan	119,000	1,221,867

INFORMATION TECHNOLOGY 15.1%
Communications Equipment 0.5%
Alcatel-Lucent *	France	220,000	433,400

Computers & Peripherals 6.9%
Apple, Inc. *	United States	22,000	1,982,860
EMC Corp. *	United States	200,000	2,208,000
Toshiba Corp.	Japan	500,000	1,736,331

			5,927,191

Semiconductors & Semiconductor Equipment 5.1%
Samsung Electronics Co., Ltd.	South Korea	4,412	1,534,450

2

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
Samsung Electronics Co., Ltd., GDR 144A *	South Korea	6,000	$1,048,797
Texas Instruments, Inc.	United States	124,000	1,853,800

			4,437,047

Software 2.6%
Oracle Corp. *	United States	133,000	2,238,390

MATERIALS 2.8%
Chemicals 2.8%
Toray Industries, Inc. ρ	Japan	571,000	2,461,942

TELECOMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 2.4%
Deutsche Telekom AG	Germany	170,000	2,054,917

Wireless Telecommunication Services 4.9%
KDDI Corp.	Japan	200	1,249,729
Vodafone Group plc	United Kingdom	1,600,000	2,970,864

			4,220,593

UTILITIES 2.8%
Electric Utilities 2.8%
Enersis SA, ADS	Chile	170,000	2,439,500

Total Common Stocks (cost $141,551,200)			83,807,221

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Money Market Fund, Class I, 0.84% q ø	United States	130,931	130,931
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ρρ	United States	2,353,444	2,353,444

Total Short-Term Investments (cost $2,484,375)			2,484,375

Total Investments (cost $144,035,575) 100.0%			86,291,596
Other Assets and Liabilities 0.0%			36,710

Net Assets 100.0%			$86,328,306

*	Non-income producing security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
§	Rate shown is the 1-day annualized yield at period end.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.

3

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Summary of Abbreviations

ADR	American Depository Receipt
ADS	American Depository Shares
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

United States	32.9%
Japan	21.5%
United Kingdom	11.6%
France	6.1%
Netherlands	5.6%
Italy	3.5%
Bermuda	3.4%
South Korea	3.1%
Germany	2.9%
Chile	2.9%
Taiwan	2.8%
Canada	1.7%
Switzerland	1.4%
Singapore	0.6%

100.0%

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $144,082,403. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,616,336 and $60,407,143, respectively, with a net unrealized depreciation of $57,790,807.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

4

EVERGREEN INTRINSIC WORLD EQUITY FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 - Quoted Prices	$42,709,165
Level 2 - Other Significant Observable Inputs	43,582,431
Level 3 - Significant Unobservable Inputs	0

Total	$86,291,596

5

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS 89.8%
MATERIALS 89.8%
Metals & Mining 89.8%
Agnico-Eagle Mines, Ltd. +	Canada	35,000	$1,858,850
Agnico-Eagle Mines, Ltd.	Canada	920,164	48,805,499
Agnico-Eagle Mines, Ltd. - Canadian Exchange	Canada	173,700	9,214,294
Alamos Gold, Inc. *	Canada	597,600	3,813,799
Anatolia Minerals Development, Ltd. * + #	Canada	2,644,100	4,111,498
Anglo Platinum, Ltd.	South Africa	27,526	1,126,975
AngloGold Ashanti, Ltd., ADR Þ	South Africa	400,591	11,492,956
Aurizon Mines, Ltd. *	Canada	2,595,700	9,081,534
Avoca Resources, Ltd. *	Australia	2,170,000	2,228,217
Barrick Gold Corp.	Canada	1,439,083	53,951,222
BHP Billiton plc	United Kingdom	190,661	3,236,930
Centerra Gold, Inc. *	Canada	1,000,000	4,227,576
Companhia Vale do Rio Doce, ADR	Brazil	153,872	2,171,134
Compania de Minas Buenaventura SA, ADR	Peru	779,644	14,688,493
Detour Gold Corp. *	Canada	190,000	1,346,426
Detour Gold Corp. - Canadian Exchange *	Canada	75,000	539,380
Eldorado Gold Corp. *	Canada	187,000	1,444,811
Eldorado Gold Corp. - Canadian Exchange *	Canada	4,013,000	31,200,486
Entree Gold, Inc. *	Canada	750,000	631,707
Etruscan Resources, Inc.	United States	1,800,000	612,270
Exeter Resource Corp.	Canada	285,000	627,819
First Quantum Minerals, Ltd.	Canada	100,500	1,775,181
Franco-Nevada Corp. - Canadian Exchange *	Canada	100,000	2,061,146
Franco-Nevada Corp. - Canadian Exchange * 144A	Canada	100,000	2,057,097
Fresnillo plc	United Kingdom	800,000	4,085,559
Gammon Gold, Inc. *	Canada	220,200	1,424,902
Gammon Gold, Inc. - Canadian Exchange *	Canada	565,700	3,711,010
Gold Fields, Ltd., ADR	South Africa	1,399,196	14,705,550
Goldcorp, Inc.	Canada	846,694	25,036,742
Goldcorp, Inc., Class A	Canada	917,254	26,980,899
Great Basin Gold, Ltd. *	Canada	3,164,700	4,228,998
Harry Winston Diamond Corp.	Canada	287,800	1,137,448
Hochschild Mining plc	United Kingdom	899,251	1,930,660
IAMGOLD Corp.	Canada	2,969,044	20,198,396
Impala Platinum Holdings, Ltd.	South Africa	819,346	9,389,524
International Minerals Corp.	Canada	200,700	455,120
Jaguar Mining, Inc. *	Canada	450,000	2,624,013
Jinshan Gold Mines, Inc. *	Canada	400,000	184,653
Kinross Gold Corp. - Canadian Exchange	Canada	3,427,467	60,318,978
Lihir Gold, Ltd. *	Papua New Guinea	13,307,161	26,721,485
Nautilus Minerals, Inc. *	Canada	254,934	227,113
Newcrest Mining, Ltd.	Australia	2,401,510	46,667,813
Newmont Mining Corp.	United States	741,455	29,495,080
Pan American Silver Corp. *	Canada	50,000	909,500
Polymetal, GDR * 144A +	Russia	200,276	899,584
Randgold Resources, Ltd., ADR Þ	Channel Islands	1,345,000	59,798,700
Red Back Mining, Inc. *	Canada	2,113,007	13,484,912
Red Back Mining, Inc. * 144A	Canada	300,000	1,890,261

1

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
	Country	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining continued
Rockwell Diamonds, Inc. +	Canada	3,750,000	$182,223
Royal Gold, Inc.	United States	310,101	14,909,656
Semafo, Inc. *	Canada	1,593,100	2,451,419
Silver Standard Resources, Inc. *	Canada	26,696	532,051
Silvercorp Metals, Inc.	Canada	461,448	1,027,724
Sino Gold Mining, Ltd. *	Australia	3,279,171	10,185,194
Troy Resources NL +	Canada	575,000	409,800
Yamana Gold, Inc.	Canada	940,537	7,580,728
Yamana Gold, Inc. - Canadian Exchange	Canada	2,472,040	19,900,448

Total Common Stocks (cost $459,710,551)			625,991,443

PRIVATE PLACEMENT 2.5%
Evergreen Special Investments (Cayman) SPC * ° ø (cost $11,882,323)	Cayman Islands	10,069	17,227,056

WARRANTS 0.2%
MATERIALS 0.2%
Metals & Mining 0.2%
Agnico Eagle Mines, Ltd., Expiring 12/02/2013 *	Canada	17,500	379,225
Etruscan Resources, Inc., Expiring 11/02/2010 *	Canada	217,500	17,615
Franco-Nevada Corp., Expiring 3/13/2012 *	Canada	42,500	173,821
Great Basin Gold, Ltd., Expiring 4/20/2009 *	Canada	300,000	4,859
Kinross Gold Corp., Expiring 9/3/2013 *	Canada	232,238	978,042
Nautilus Minerals, Inc., Expiring 2/20/2009 * + ☐	Canada	225,650	0
Rockwell Diamonds, Inc., Expiring 5/9/2009 * + ☐	Canada	3,750,000	0
Silver Wheaton Corp., Expiring 9/5/2013 *	Canada	12,950	20,720
U.S. Gold Corp., Expiring 2/11/2022 * +	Canada	250,000	50,618

Total Warrants (cost $1,002,985)			1,624,900

	Country	Principal Amount	Value

YANKEE OBLIGATIONS - CORPORATE 2.3%
MATERIALS 2.3%
Metals & Mining 2.3%
Gold Bullion Securities, Ltd. * ¤ (cost $10,327,228)	United Kingdom	$17,774,800	16,086,194

	Country	Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 0.61% q ø ##	United States	32,087,589	32,087,589
State Street Navigator Securities Lending Prime Portfolio, 1.90% § ÞÞ	United States	190,364	190,364

Total Short-Term Investments (cost $32,277,953)			32,277,953

2

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)
Value

Total Investments (cost $515,201,040) 99.4%	$693,207,546
Other Assets and Liabilities 0.6%	3,947,426

Net Assets 100.0%	$697,154,972

+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Non-income producing security
#	When-issued or delayed delivery security
Þ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ø	In addition to the Fund, Evergreen Investment Management Company, LLC is the investment advisor to these holdings.
°	Affiliated company. Company is considered illiquid. Company invests 100% of its assets in gold bullion.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
¤	Security issued in zero coupon form with no periodic interest payments.
q	Rate shown is the 7-day annualized yield at period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
§	Rate shown is the 1-day annualized yield at period end.
ÞÞ	All or a portion of this security represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of January 31, 2009:

Canada	56.6%
Channel Islands	9.1%
Australia	8.9%
United States	6.8%
South Africa	5.6%
Papua New Guinea	4.0%
United Kingdom	3.8%
Cayman Islands	2.6%
Peru	2.2%
Brazil	0.3%
Russia	0.1%

100.0%

During the period ended January 31, 2009, the Fund invested in a wholly-owned subsidiary. A summary of the transaction with the affiliate for the period ended January 31, 2009 was as follows:

Affiliate	Beginning Shares	Shares Purchased	Shares Sold	Amount of Equity in Net Profit and Loss	Value, End of Period

Evergreen Special
Investments (Cayman) SPC	10,069	0	0	$5,344,733	$17,227,056

3

EVERGREEN PRECIOUS METALS FUND SCHEDULE OF INVESTMENTS continued

January 31, 2009 (unaudited)

On January 31, 2009, the aggregate cost of securities for federal income tax purposes was $517,533,913. The gross unrealized appreciation and depreciation on securities based on tax cost was $251,858,551 and $76,184,918, respectively, with a net unrealized appreciation of $175,673,633.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Valuation hierarchy

On November 1, 2008, the Fund implemented Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy based upon the various inputs used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of January 31, 2009, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Valuation Inputs	Investments in Securities

Level 1 – Quoted Prices	$564,976,400
Level 2 – Other Significant Observable Inputs	128,231,146
Level 3 – Significant Unobservable Inputs	0

Total	$693,207,546

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen International Trust

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
W. Douglas Munn
Principal Executive Officer

Date: April 1, 2009

By:
Kasey Phillips
Principal Financial Officer

Date: April 1, 2009